Cover Page	Jun. 18, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 18, 2026
Entity Registrant Name	PFIZER INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3619
Entity Tax Identification Number	13-5315170
Entity Address, Address Line One	66 Hudson Boulevard East
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001-2192
City Area Code	212
Local Phone Number	733-2323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000078003
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.05 par value
Trading Symbol	PFE
Security Exchange Name	NYSE
Notes Due 2027, 1.000% [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.000% Notes due 2027
Trading Symbol	PFE/27
Security Exchange Name	NYSE
Note Due 2029, 2.875%
Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2029
Trading Symbol	PFE/29
Security Exchange Name	NYSE
Note Due 2032, 3.250%
Entity Information [Line Items]
Title of 12(b) Security	3.250% Notes due 2032
Trading Symbol	PFE/32
Security Exchange Name	NYSE
Note Due 2037, 3.875%
Entity Information [Line Items]
Title of 12(b) Security	3.875% Notes due 2037
Trading Symbol	PFE/37A
Security Exchange Name	NYSE
Note Due 2045, 4.250%
Entity Information [Line Items]
Title of 12(b) Security	4.250% Notes due 2045
Trading Symbol	PFE/45
Security Exchange Name	NYSE